Categories of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of financial assets
(1)	Financial assets by category as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025
	Financial assets at FVTPL		Equity instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents(*1)	₩	657,905	—	832,119	—	1,490,024
Long-term investment securities		35,217	—	—	—	35,217
Financial instruments(*1)		13,000	—	138,796	—	151,796
Long-term investment securities(*2)		162,584	3,025,988	—	—	3,188,572
Accounts receivable – trade(*1)		—	—	1,926,903	—	1,926,903
Loans and other receivables(*1)		189,963	—	682,449	—	872,412
Derivative financial assets		108,884	—	—	201,262	310,146

	₩	1,167,553	3,025,988	3,580,267	201,262	7,975,070

(*1)	Financial assets reclassified as assets held for sale as of December 31, 2025 are not included.

(*2)	The Group designated ₩3,025,988 million of equity instruments that are not held for trading as financial assets at FVOCI.

(In millions of won)
	December 31, 2024
	Financial assets at FVTPL		Equity instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents(*1)	₩	310,721	—	1,713,000	—	2,023,721
Financial instruments(*1)		5,000	—	319,263	—	324,263
Long-term investment securities(*2)		138,789	1,739,133	—	—	1,877,922
Accounts receivable – trade(*1)		—	—	2,000,382	—	2,000,382
Loans and other receivables(*1)		223,761	—	697,216	—	920,977
Derivative financial assets		70,311	—	—	270,797	341,108

	₩	748,582	1,739,133	4,729,861	270,797	7,488,373

(*1)	Financial assets reclassified as assets held for sale as of December 31, 2024 are not included.

(*2)	The Group designated ₩1,739,133 million of equity instruments that are not held for trading as financial assets at FVOCI.

Summary of financial liabilities
(2)	Financial liabilities by category as of December 31, 2025 and 2024 are as follows:

(In millions of won)	December 31, 2025
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Derivatives hedging instrument	Total
Accounts payable – trade	₩	—	110,867	—	110,867
Derivative financial liabilities		5,782	—	621	6,403
Borrowings		—	633,125	—	633,125
Debentures		—	8,213,904	—	8,213,904
Lease liabilities(*1,2)		—	1,525,798	—	1,525,798
Accounts payable – other and others(*2)		—	3,506,048	—	3,506,048

	₩	5,782	13,989,742	621	13,996,145

(*1)
The categorization of financial liabilities is not applicable to lease liabilities, but they are classified as financial liabilities measured at amortized cost, considering the nature of measuring liabilities.

(*2)	Financial liabilities reclassified as liabilities held for sale as of December 31, 2025 are not included.

(In millions of won)	December 31, 2024
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Derivatives hedging instrument	Total
Accounts payable – trade	₩	—	126,508	—	126,508
Derivative financial liabilities		2,689	—	748	3,437
Borrowings		—	615,600	—	615,600
Debentures		—	8,511,280	—	8,511,280
Lease liabilities(*1,2)		—	1,637,951	—	1,637,951
Accounts payable – other and others(*2)		—	5,018,850	—	5,018,850

	₩	2,689	15,910,189	748	15,913,626

(*1)
The categorization of financial liabilities is not applicable to lease liabilities, but they are classified as financial liabilities measured at amortized cost, considering the nature of measuring liabilities.

(*2)	Financial liabilities reclassified as liabilities held for sale as of December 31, 2024 are not included.